Schedule of Related Party Transactions (Details) (CAD)	12 Months Ended
Feb. 28, 2015
Related Party Transactions Schedule Of Related Party Transactions 1	84,000
Related Party Transactions Schedule Of Related Party Transactions 2	84,000
Related Party Transactions Schedule Of Related Party Transactions 3	84,000
Related Party Transactions Schedule Of Related Party Transactions 4	528,000
Related Party Transactions Schedule Of Related Party Transactions 5	528,000
Related Party Transactions Schedule Of Related Party Transactions 6	528,000
Related Party Transactions Schedule Of Related Party Transactions 7	124,225
Related Party Transactions Schedule Of Related Party Transactions 8	80,900
Related Party Transactions Schedule Of Related Party Transactions 9	80,800
Related Party Transactions Schedule Of Related Party Transactions 10	183,186
Related Party Transactions Schedule Of Related Party Transactions 11	111,519
Related Party Transactions Schedule Of Related Party Transactions 12	89,493
Related Party Transactions Schedule Of Related Party Transactions 13	150,000
Related Party Transactions Schedule Of Related Party Transactions 14	150,000
Related Party Transactions Schedule Of Related Party Transactions 15	271,400
Related Party Transactions Schedule Of Related Party Transactions 16	4,449
Related Party Transactions Schedule Of Related Party Transactions 17	5,355
Related Party Transactions Schedule Of Related Party Transactions 18	3,763
Related Party Transactions Schedule Of Related Party Transactions 19	15,026
Related Party Transactions Schedule Of Related Party Transactions 20	0
Related Party Transactions Schedule Of Related Party Transactions 21	0